Convertible Bond and Derivative Financial Liability	12 Months Ended
Dec. 31, 2023
Debt Instruments [Abstract]
Convertible Bond and Derivative Financial Liability
26.	CONVERTIBLE BOND AND DERIVATIVE FINANCIAL LIABILITY
On December 19, 2019, the Company issued 2% convertible bond with a principal amount of US$15,000,000. The bond is convertible at the option of the bondholders into class A ordinary shares at any time after six months following the date of issuance of the bond and prior to the close of business on the second business day immediately preceding the maturity date of June 30, 2023. The conversion rate is 99.44 American Depositary Shares (“ADSs”) per US$1,000 principal. The conversion rate is subject to adjustment upon the occurrence of certain events that have an impact on the number of outstanding shares of the company. The bondholders can convert all or any portion of the bond that equals to or greater than US$10,000,000. However, the bondholders can only exercise such right to convert no more than twice. Any convertible notes not converted, as well as the accrued interest, will be repaid on June 30, 2023. In January 2022, the conversion price of the bond was adjusted to US$8.08 per share and the convertible bond were converted into 1,856,436 class A ordinary shares. The directors of the Company considered that the effect of the modification of this financial liability is considered as immaterial.
On initial recognition, the derivative component of the convertible bond is measured at fair value and presented as a derivative financial liability.
The movement of convertible bond during the year ended December 31, 2021 and 2022 are as follows:

	Liability component	Derivative financial liability
	US$	US$
As of January 1, 2021	13,247	1,662
Interest for the year	1,040	—
Exchange realignment	75	102

As of December 31, 202 1	14,362	1,764
Interest for the year	55	—
Fair value gain recognized in profit or loss	—	(1,704)
Converted into class A shares	(14,414)	(55)
Exchange realignment	(3)	(5)

As of December 31, 2022 and December 31, 2023	—	—